Summary of Significant Accounting Policies (Details Narrative) - Advanced Interactive Gaming, Inc. [Member]	12 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)
Cash equivalents
Uninsured deposits	27,612	339,126
Impairment charges		375,000
Foreign currency translation	$ 7,517	$ 5,995
Series B Convertible Preferred Shares [Member]
Potentially dilutive securities | shares	1,000,000	1,000,000
Bermuda [Member]
Cash equivalents | €			€ 36,729	€ 36,729
Cash | €			€ 0	€ 31,270